UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: December 31, 2012 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Sequent Asset Management, LLC
Address:  952 Echo Lane, Suite 115
          Houston, TX 77024


13F File Number:  028-14075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Tim Hartzell
Title:  Chief Compliance Officer
Phone:  713-467-0008

Signature, Place and Date of Signing:

      Tim Hartzell, Houston, Texas,  February 2, 2013



Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             43

Form 13F Information Table Value Total(X1000):   79330


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                        FORM 13F INFORMATION TABLE
                                                         Value   Shares/ Sh/ Put/ Invstmt Other   Voting Authority
Name of Issuer              Title of Class    CUSIP     (x$1000) Prn Amt Prn Call Dscretn Managers Sole Shared None
---------                    -------------- --------   -------  -------  --- ---- ------- -------------------------
abbott Laboratories                 COM     002824100     2136     32604   SH     SOLE             32604
Apple Inc                           COM     037833100      261       490   SH     SOLE               490
AT&T Inc                            COM     00206r102     1270     37660   SH     SOLE             37660
Automatic Data Processing Inc       COM     053015103     1136     19948   SH     SOLE             19948
Campbell Soup Co                    COM     134429109     1426     40883   SH     SOLE             40883
Caterpillar Inc                     COM     149123101      257      2866   SH     SOLE              2866
Chevron Corp                        COM     166764100      216      2000   SH     SOLE              2000
Collateral Delv To Wells Fargo      COM                      0   1365906   SH     SOLE           1365906
Exxon Mobil Corp                    COM     30231g102     2296     26532   SH     SOLE             26532
Google Inc Cl A                     COM     38259p508     1492      2109   SH     SOLE              2109
Helix Biomedix Inc                  COM     423287309       19    193848   SH     SOLE            193848
International Business Machine      COM     459200101     1297      6769   SH     SOLE              6769
Kirby Corp                          COM     497266106      619     10000   SH     SOLE             10000
Lowes Cos Inc                       COM     548661107     1098     30916   SH     SOLE             30916
Schlumberger Ltd                    COM     806857108    26030    375621   SH     SOLE            375621
Southern Co                         COM     842587107     1030     24071   SH     SOLE             24071
Southwest Airlines Co               COM     844741108      875     85489   SH     SOLE             85489
Southwestern Energy Co              COM     845467109      945     28290   SH     SOLE             28290
Stericycle Inc                      COM     858912108      981     10515   SH     SOLE             10515
Sysco Corp                          COM     871829107      718     22681   SH     SOLE             22681
Wal-Mart Stores Inc                 COM     931142103     1330     19498   SH     SOLE             19498
Wells Fargo & Co                    COM     949746101     1838     53768   SH     SOLE             53768
Zhongpin Inc                        COM     98952k107      643     50051   SH     SOLE             50051
Latam Airlines Group SA Sp ADR              51817r106      826     35065   SH     SOLE             35065
iShares Tr MSCI Growth Index                464288885      159      2640   SH     SOLE              2640
iShares Tr Russell 1000 Growth              464287614      239      3653   SH     SOLE              3653
iShares Tr Russell 2000 Growth              464287648       26       270   SH     SOLE               270
iShares Tr Russell Mid Cap Gro              464287481       60       960   SH     SOLE               960
iShares Tr S&P 100 Index Fund               464287101     6163     95264   SH     SOLE             95264
Select Sector SPDR Tr SBI Fina              81369y605     1338     81625   SH     SOLE             81625
Select Sector SPDR Tr SBI Indu              81369y704      593     15649   SH     SOLE             15649
Select Sector SPDR Tr SBI Tech              81369y803       92      3200   SH     SOLE              3200
Vanguard Emerg Mkt ETF                      922042858      210      4710   SH     SOLE              4710
DFA Inv Dimensions Group Inc I              233203736      956     59800   SH     SOLE             59800
DFA Inv Dimensions Group Inc U              233203819      794     30298   SH     SOLE             30298
Fidelity Advisor New Insights               316071604     1999     86833   SH     SOLE             86833
Fidelity Spartan 500 Index Fun              315911701     9483    187813   SH     SOLE            187813
Fidelity Spartan 500 Index Fun              315911206     2200     43564   SH     SOLE             43564
Harbor Fund Cap Apprec Inst                 411511504     2481     58343   SH     SOLE             58343
Enterprise Products Partners L              293792107      461      9207   SH     SOLE              9207
Kinder Morgan Energy Partners               494550106      624      7825   SH     SOLE              7825
Healthcare Tr America Inc Cl A              42225p105      423     42762   SH     SOLE             42762
Rayonier Inc                                754907103     2291     44208   SH     SOLE             44208